Law Offices
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8600

May 23, 2017

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Academy Funds Trust (the "Trust")
File No. 811-22135
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of special meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Innovator McKinley Income Fund and the Innovator IBD® 50 Fund, each a series of the Trust, in connection with a special meeting of shareholders that is scheduled to be held on August 4, 2017.
Please direct any questions or comments relating to this filing to me at (215) 564-8099, or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jonathan M. Kopcsik, Esq.
Jonathan M. Kopcsik, Esq.